Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Loss carryforwards	$ 1,576	$ 1,442
Deferred rents	759	1,153
Reserves and accruals	667	1,058
Federal and state tax credits	298	284
Debt fair market value adjustment	0	83
Other	403	430
Deferred tax assets, gross	3,703	4,450
Valuation allowance	(273)	(573)
Deferred tax assets, net	3,430	3,877
Deferred tax liabilities
Spectrum licenses	5,038	6,952
Property and equipment	1,840	1,732
Other intangible assets	41	119
Other	48	12
Total deferred tax liabilities	6,967	8,815
Net deferred tax liabilities	3,537	4,938
Deferred tax liabilities	$ 3,537	$ 4,938